FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
5.	Fair Value Measurements

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 — Quoted prices in active markets for identical assets and liabilities.

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 — Unobservable inputs.

As of June 30, 2018 and December 31, 2017, our only qualifying assets that required measurement under the foregoing fair value hierarchy were money market funds included in Cash and Cash Equivalents valued at $662,764 and $181,708, respectively, using Level 1 inputs. Our December 31, 2017 balance sheet reflects qualifying liabilities resulting from the price protection provision in the convertible promissory notes issued in March, July and September of 2013 and January 2014 (see Note 6). Previously we evaluated the derivative liability embedded in the series of convertible notes using the Black-Scholes model to determine if an adjustment to the carrying value of the liability was required each reporting period. Given the conditions surrounding the trading of the Company’s equity securities, the Company had valued its derivative instruments related to embedded conversion features from the issuance of convertible debentures in accordance with the Level 3 guidelines.   Our June 30, 2018 balance sheet no longer reflects these liabilities pursuant to the adoption ASU 2017-11,
Distinguishing Liabilities from Equity (Topic 480)
. As a result, the December 31, 2017 qualifying liabilities were reclassified as equity.

For the six months ended June 30, 2018, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these financial statements.

	Balance at				Balance at
	December 31,	New	Change in		June 30,
	2017	Issuances	Fair Values	Reclassifications	2018

Level 3 -
Derivative liabilities from:
Conversion features
March 2013	$412,500	$-	$-	$(412,500)	$-
July 2013	183,334	-	-	(183,334)	-
September 2013	588,500	-	-	(588,500)	-
January 2014	100,835	-	-	(100,835)	-
Derivative instruments	$1,285,169	$-	$-	$(1,285,169)	$-

3.	FAIR VALUE MEASUREMENTS

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•	Level 1 — Quoted prices in active markets for identical assets and liabilities.

•	Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities.

•	Level 3 — Unobservable inputs.

As of December 31, 2017 and 2016, our only qualifying assets that required measurement under the foregoing fair value hierarchy were money market funds included in Cash and Cash Equivalents valued at $182,000 and $769,000, respectively, using Level 1 inputs. Our balance sheets reflect qualifying liabilities resulting from the price protection provision in the convertible promissory notes issued in March, July and September of 2013 and January 2014 (see Note 7). Our 2016 balance sheet also reflects qualifying liabilities related to the issuance of common stock and warrants in our 2016 Offering. Certain price protection anti-dilution features of the Securities Purchase Agreement and Warrants were determined to be embedded derivatives. An independent valuation expert calculated the fair value of the embedded derivatives using a customized Monte Carlo simulation model. These price protection anti-dilution features from the 2016 Offering lapsed in August 2017 and therefore our December 31, 2017 balance sheet no longer reflects these liabilities. We evaluated the derivative liability embedded in the series of convertible notes using the Black Scholes model to determine if an adjustment to the carrying value of the liability was required at December 31, 2017 using the following assumptions:

	March 2013	July 2013	Sept 2013	Jan 2014
	Notes	Notes	Notes	Notes

Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free rate of return	1.39%	1.53%	1.53%	1.76%
Expected life in years	0.25	0.5	0.7	1
Volatility	12.7%	42.4%	42.8%	41.8%

Given the conditions surrounding the trading of the Company’s equity securities, the Company values its derivative instruments related to embedded conversion features from the issuance of convertible debentures in accordance with the Level 3 guidelines.  For the year ended December 31, 2017, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these financial statements.

	Balance at				Balance at
	December 31,	New	Change in		December 31,
	2016	Issuances	Fair Values	Reclassifications	2017

Level 3 -
Derivative liabilities from:
Conversion features
March 2013	$975,000	$-	$(562,500)	$-	$412,500
July 2013	433,334	-	(250,000)	-	183,334
September 2013	1,391,000	-	(802,500)	-	588,500
January 2014	247,503	-	(146,668)	-	100,835
Anti-dilution Protection
2016 Offering shares	190,000	-	(190,000)	-	-
2016 Offering warrants	990,000	-	(48,937)	(941,063)	-
Derivative instruments	$4,226,837	$-	$(2,000,605)	$(941,063)	$1,285,169